Related Party Transaction and Balances - Schedule of Transactions with Related Parties (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Rental revenue:
Rental revenue	¥ 32,800,660	$ 4,493,672	¥ 50,815,416	¥ 41,353,741
Revenue From Related Parties [Member]
Rental revenue:
Rental revenue	754,285	$ 103,337	754,285	754,285
Rental Revenue [Member] | Lianwai Kindergarten [Member]
Rental revenue:
Rental revenue	754,285		754,285	754,285
Repayments of loans to related parties [Member] | Qiaoxiang Education [Member]
Rental revenue:
Rental revenue			¥ 23,161,000